STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 28, 2007	Oct. 27, 2013
Stock options
Stock-based compensation
Stock option expiration period		10 years
Number of options granted (pre-2011 split) during one-time stock option grant to full time employees of the company on January 8, 2007 (in shares)	100
Vesting period of universal stock option grant	5 years
The per share closing price (pre-2011 split) of common stock on attainment of which the grants will vest (in dollars per share)	$ 50.00
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the specified price in order for the granted options to vest	5 days
Stock options | Minimum
Stock-based compensation
Vesting period		6 months
Stock options | Maximum
Stock-based compensation
Vesting period		4 years
Nonvested shares | Shares granted on or before September 26, 2010
Stock-based compensation
Vesting period		5 years
Nonvested shares | Shares granted after September 26, 2010
Stock-based compensation
Vesting period		1 year